Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets.
Intangible assets

7.    Intangible assets

Changes in the carrying amount of intangible assets during the years ended December 31 are as follows:

					Greenhouse	Other	Accumulated
	Development	Power Supply		Computer	gasses	Intangible	Amortization	Impairment
	Expenditure	Agreements	Rights of Use	Software	(CO2)	Assets	(Note 27.6)	(Note 27.8)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2022	51,698	37,836	13,369	5,090	97,596	8,120	(96,140)	(16,927)	100,642
Additions	910	—	23	522	112,775	384	(725)	—	113,889
Disposals	—	—	—	(20)	(96,869)	—	20	—	(96,869)
Exchange differences	(2,914)	—	(153)	(62)	(5,732)	(370)	2,536	830	(5,865)
Balance at December 31, 2022	49,694	37,836	13,239	5,530	107,770	8,134	(94,309)	(16,097)	111,797
Additions	1,210	—	—	3,273	113,101	—	(663)	—	116,921
Disposals	—	—	—	—	(96,451)	—	82	—	(96,369)
Transfers from/(to) other accounts	825	—	—	1,489		(396)	(26)	261	2,153
Exchange differences	1,861	—	90	104	3,756	(358)	(1,170)	(440)	3,843
Balance at December 31, 2023	53,590	37,836	13,329	10,396	128,176	7,380	(96,086)	(16,276)	138,345

Development expenditures: For the year ended, the Company invested $1,210 thousand in Research and Development (R&D) projects. As of December 31, 2023 the total development expenditures of $53,590 thousand have accumulated amortization of $36,185 thousand and accumulated impairment of $13,990 thousand.

Power supply agreement: In 2015, the Company acquired a power supply agreement which provides favorable below-market power rates to the Alloy, West Virginia facility. The agreement terminates in 2025 but as of December 31, 2023 it is fully amortized.

Rights of use relate to mining concessions and as of December 31, 2023 are fully amortized.

Computer software: For the year ended December 31, 2023, the Company invested $3,273 thousand in the development of new IT systems and cybersecurity.

Greenhouse gas rights: As of December 31, 2023 and 2022, this class of intangible assets primarily relates to the acquisition, use and expiration of rights held to emit greenhouse gasses by certain Spanish, French, Norwegian and Canadian subsidiaries (see Note 4.21). For the year ended December 31, 2023, the Company did not purchase or sell rights to emit greenhouse gasses (2022: $25,035 thousand of purchases).

As of December 31, 2023 and 2022, the Company has certain intangible assets related to rights held to emit greenhouse gasses pledged as collateral for debt instruments (see Note 18).